Schedule of Investments (unaudited) May 31, 2020	iShares® ESG MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
HEICO Corp., Class A	94,615	$7,942,929
Huntington Ingalls Industries Inc.	53,375	10,669,129
L3Harris Technologies Inc.	107,828	21,506,295
Raytheon Technologies Corp.	619,179	39,949,429
Teledyne Technologies Inc.(a)	21,291	7,965,389
TransDigm Group Inc.	27,026	11,481,185

		99,514,356

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	92,542	7,507,933
Expeditors International of Washington Inc.	192,163	14,675,488
FedEx Corp.	60,515	7,900,838
United Parcel Service Inc., Class B	195,260	19,469,375

		49,553,634

Auto Components — 0.1%
Aptiv PLC	126,598	9,539,159

Automobiles — 0.5%
Tesla Inc.(a)(b)	42,608	35,577,680

Banks — 3.3%
Bank of America Corp.	2,239,926	54,027,015
Citigroup Inc.	667,787	31,993,675
Comerica Inc.	218,086	7,927,426
JPMorgan Chase & Co.	780,746	75,974,393
KeyCorp.	864,370	10,242,785
PNC Financial Services Group Inc. (The)	195,456	22,289,802
Regions Financial Corp.	916,473	10,365,310
SVB Financial Group(a)	38,247	8,213,543
Truist Financial Corp.	325,868	11,985,425
U.S. Bancorp	283,865	10,094,240

		243,113,614

Beverages — 2.0%
Brown-Forman Corp., Class B, NVS	113,372	7,474,616
Coca-Cola Co. (The)	1,278,536	59,682,060
Constellation Brands Inc., Class A	41,128	7,102,806
Keurig Dr Pepper Inc.	255,199	7,125,156
Molson Coors Beverage Co., Class B	186,186	7,067,621
PepsiCo Inc.	460,999	60,644,418

		149,096,677

Biotechnology — 2.7%
AbbVie Inc.	505,182	46,815,216
Alnylam Pharmaceuticals Inc.(a)	48,778	6,598,200
Amgen Inc.	197,087	45,270,884
Biogen Inc.(a)	52,329	16,069,713
BioMarin Pharmaceutical Inc.(a)	73,986	7,883,208
Gilead Sciences Inc.	433,289	33,722,883
Regeneron Pharmaceuticals Inc.(a)	23,721	14,536,466
Vertex Pharmaceuticals Inc.(a)	95,037	27,366,854

		198,263,424

Building Products — 0.8%
Allegion PLC	74,375	7,415,188
Carrier Global Corp.(a)(b)	394,251	8,070,318
Fortune Brands Home & Security Inc.	117,664	7,172,798
Johnson Controls International PLC	508,535	15,973,084
Owens Corning	158,884	8,341,410
Trane Technologies PLC	111,678	10,074,472

		57,047,270

Security	Shares	Value

Capital Markets — 3.2%
Ameriprise Financial Inc.	54,483	$7,631,434
Bank of New York Mellon Corp. (The)	403,783	15,008,614
BlackRock Inc.(c)	56,202	29,710,625
Blackstone Group Inc. (The), Class A, NVS	140,566	7,984,149
Charles Schwab Corp. (The)	275,843	9,905,522
CME Group Inc.	95,675	17,470,255
FactSet Research Systems Inc.	25,779	7,927,300
Goldman Sachs Group Inc. (The)	70,045	13,763,142
Intercontinental Exchange Inc.	170,688	16,599,408
Invesco Ltd.	963,935	7,682,562
MarketAxess Holdings Inc.	10,886	5,536,511
Moody’s Corp.	63,059	16,862,607
Morgan Stanley	440,899	19,487,736
Northern Trust Corp.	139,656	11,034,221
S&P Global Inc.	83,468	27,128,769
State Street Corp.	203,960	12,433,402
T Rowe Price Group Inc.	93,309	11,281,058

		237,447,315

Chemicals — 1.9%
Air Products & Chemicals Inc.	39,166	9,464,464
Axalta Coating Systems Ltd.(a)	368,816	8,523,338
Corteva Inc.(a)	292,078	7,976,650
Dow Inc.(a)	205,601	7,936,199
DuPont de Nemours Inc.	233,723	11,856,768
Ecolab Inc.	122,579	26,057,844
International Flavors & Fragrances Inc.	54,715	7,287,491
Linde PLC	134,666	27,248,318
Mosaic Co. (The)	634,403	7,669,932
PPG Industries Inc.	96,646	9,825,999
Sherwin-Williams Co. (The)	21,919	13,016,598

		136,863,601

Commercial Services & Supplies — 0.4%
Cintas Corp.	29,067	7,207,453
Copart Inc.(a)	85,432	7,636,767
Waste Management Inc.	103,441	11,042,327

		25,886,547

Communications Equipment — 1.0%
Cisco Systems Inc.	1,292,359	61,800,607
Motorola Solutions Inc.	65,341	8,842,598

		70,643,205

Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.	93,518	7,857,382

Consumer Finance — 0.6%
Ally Financial Inc.	497,513	8,676,627
American Express Co.	342,575	32,568,605

		41,245,232

Containers & Packaging — 0.3%
Amcor PLC(a)	1,015,192	10,365,110
Ball Corp.(b)	151,146	10,770,664

		21,135,774

Diversified Financial Services — 1.0%
Berkshire Hathaway Inc., Class B(a)	324,623	60,243,536
Equitable Holdings Inc.	406,125	7,761,049
Voya Financial Inc.	167,269	7,535,469

		75,540,054

Diversified Telecommunication Services — 1.8%
AT&T Inc.	1,793,470	55,346,484

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
CenturyLink Inc.	731,006	$7,185,789
Liberty Global PLC, Class C, NVS(a)	344,799	7,113,204
Verizon Communications Inc.	1,104,693	63,387,284

		133,032,761

Electric Utilities — 1.7%
Edison International	130,970	7,610,667
Eversource Energy	325,987	27,285,112
Exelon Corp.	754,018	28,886,429
NextEra Energy Inc.	228,827	58,479,028

		122,261,236

Electrical Equipment — 0.3%
Eaton Corp. PLC	90,994	7,725,391
Emerson Electric Co.	124,716	7,610,170
Rockwell Automation Inc.	40,520	8,758,803

		24,094,364

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	77,946	7,526,466
Corning Inc.	336,140	7,660,631
FLIR Systems Inc.	156,269	7,219,628
Keysight Technologies Inc.(a)	97,106	10,500,072
TE Connectivity Ltd.	153,313	12,456,681
Trimble Inc.(a)(b)	190,320	7,445,318

		52,808,796

Energy Equipment & Services — 0.3%
Baker Hughes Co.	563,793	9,308,222
Schlumberger Ltd.	645,170	11,916,290

		21,224,512

Entertainment — 2.0%
Activision Blizzard Inc.	192,680	13,869,106
Electronic Arts Inc.(a)	77,549	9,529,221
Netflix Inc.(a)	116,638	48,956,468
Roku Inc.(a)(b)	60,503	6,625,684
Take-Two Interactive Software Inc.(a)	48,837	6,650,134
Walt Disney Co. (The)	498,030	58,418,919

		144,049,532

Equity Real Estate Investment Trusts (REITs) — 3.2%
Alexandria Real Estate Equities Inc.	57,545	8,845,817
American Tower Corp.	139,622	36,046,212
AvalonBay Communities Inc.	44,919	7,007,813
Boston Properties Inc.	105,930	9,107,861
Crown Castle International Corp.	113,712	19,576,658
Digital Realty Trust Inc.	68,154	9,784,188
Equinix Inc.	30,493	21,272,832
Equity Residential	195,301	11,827,429
Healthpeak Properties Inc.	643,535	15,856,702
Host Hotels & Resorts Inc.	606,112	7,236,977
Iron Mountain Inc.	300,668	7,745,208
Prologis Inc.	259,919	23,782,588
Regency Centers Corp.	168,616	7,215,079
SBA Communications Corp.	34,752	10,916,646
Simon Property Group Inc.	122,149	7,047,997
UDR Inc.	200,963	7,431,612
Ventas Inc.	215,523	7,532,529
Welltower Inc.	168,876	8,556,947
Weyerhaeuser Co.	396,022	7,995,684

		234,786,779

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	116,426	35,913,928

Security	Shares	Value

Food & Staples Retailing (continued)
Kroger Co. (The)	452,601	$14,763,845
Sysco Corp.	160,442	8,849,981
Walgreens Boots Alliance Inc.	316,113	13,573,892

		73,101,646

Food Products — 1.6%
Archer-Daniels-Midland Co.	209,196	8,223,495
Bunge Ltd.	254,491	9,930,239
Campbell Soup Co.	141,805	7,229,219
Conagra Brands Inc.	212,807	7,403,556
General Mills Inc.	254,854	16,065,996
Hershey Co. (The)	53,546	7,265,121
Hormel Foods Corp.	148,706	7,261,314
Ingredion Inc.	90,171	7,595,103
Kellogg Co.	184,857	12,073,011
Kraft Heinz Co. (The)	232,247	7,076,566
Lamb Weston Holdings Inc.	125,238	7,521,794
McCormick & Co. Inc./MD, NVS	50,665	8,874,481
Mondelez International Inc., Class A	263,296	13,722,988

		120,242,883

Gas Utilities — 0.2%
Atmos Energy Corp.	72,136	7,414,138
UGI Corp.	230,454	7,337,655

		14,751,793

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	456,542	43,334,967
Align Technology Inc.(a)	31,254	7,676,607
Baxter International Inc.	96,832	8,715,848
Becton Dickinson and Co.	79,106	19,533,645
Boston Scientific Corp.(a)	221,586	8,418,052
Danaher Corp.	121,159	20,186,301
Dentsply Sirona Inc.	170,651	7,938,685
DexCom Inc.(a)	29,715	11,241,482
Edwards Lifesciences Corp.(a)	84,657	19,024,121
Hologic Inc.(a)	131,339	6,960,967
IDEXX Laboratories Inc.(a)(b)	43,824	13,536,357
Intuitive Surgical Inc.(a)	16,422	9,525,253
Medtronic PLC	331,166	32,646,344
ResMed Inc.	72,698	11,691,292
Steris PLC	44,589	7,396,869
Stryker Corp.	50,974	9,977,141
West Pharmaceutical Services Inc.	45,538	9,838,029

		247,641,960

Health Care Providers & Services — 3.0%
Anthem Inc.	59,594	17,527,191
Cardinal Health Inc.	147,881	8,087,612
Centene Corp.(a)	145,466	9,637,123
Cigna Corp.(a)	126,202	24,902,179
CVS Health Corp.	388,139	25,450,274
HCA Healthcare Inc.	87,722	9,377,482
Henry Schein Inc.(a)(b)	179,575	10,903,794
Humana Inc.	34,609	14,212,186
Laboratory Corp. of America Holdings(a)	42,013	7,365,719
McKesson Corp.	48,030	7,620,920
Quest Diagnostics Inc.	73,887	8,739,354
UnitedHealth Group Inc.	238,347	72,660,083

		216,483,917

Health Care Technology — 0.3%
Cerner Corp.	131,550	9,589,995
Teladoc Health Inc.(a)	39,545	6,883,203

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Veeva Systems Inc., Class A(a)	35,434	$7,755,439

		24,228,637

Hotels, Restaurants & Leisure — 1.6%
Chipotle Mexican Grill Inc.(a)	8,656	8,689,845
Darden Restaurants Inc.	92,269	7,091,795
Hilton Worldwide Holdings Inc.	111,385	8,833,944
Las Vegas Sands Corp.	143,969	6,901,874
Marriott International Inc./MD, Class A	76,620	6,780,870
McDonald’s Corp.	194,126	36,169,556
MGM Resorts International	460,670	7,914,311
Starbucks Corp.	327,359	25,530,729
Vail Resorts Inc.	37,369	7,411,394

		115,324,318

Household Durables — 0.2%
DR Horton Inc.	133,638	7,390,181
Lennar Corp., Class A	118,886	7,187,848

		14,578,029

Household Products — 1.9%
Clorox Co. (The)	54,381	11,216,081
Colgate-Palmolive Co.	312,551	22,606,814
Kimberly-Clark Corp.	145,111	20,524,500
Procter & Gamble Co. (The)	714,315	82,803,395

		137,150,790

Industrial Conglomerates — 1.4%
3M Co.	237,402	37,139,169
General Electric Co.	2,638,690	17,336,193
Honeywell International Inc.	277,039	40,406,138
Roper Technologies Inc.	27,547	10,848,009

		105,729,509

Insurance — 2.1%
Aflac Inc.	206,557	7,533,134
Allstate Corp. (The)	127,642	12,484,664
American International Group Inc.	253,065	7,607,134
Aon PLC	48,185	9,490,036
Arthur J Gallagher & Co.	79,215	7,468,390
Chubb Ltd.	116,889	14,253,445
Marsh & McLennan Companies Inc.	245,590	26,012,893
MetLife Inc.	214,465	7,722,885
Principal Financial Group Inc.	198,213	7,654,986
Progressive Corp. (The)(b)	150,797	11,713,911
Prudential Financial Inc.	273,667	16,682,740
Travelers Companies Inc. (The)	179,322	19,183,867
Willis Towers Watson PLC	38,581	7,828,085

		155,636,170

Interactive Media & Services — 5.5%
Alphabet Inc., Class A(a)	74,355	106,589,380
Alphabet Inc., Class C, NVS(a)	96,785	138,298,022
Facebook Inc., Class A(a)	642,968	144,725,667
Snap Inc., Class A, NVS(a)	397,397	7,526,699
Twitter Inc.(a)	232,480	7,199,906

		404,339,674

Internet & Direct Marketing Retail — 4.5%
Amazon.com Inc.(a)	115,414	281,883,691
Booking Holdings Inc.(a)	9,478	15,538,423
eBay Inc.	218,432	9,947,393
Expedia Group Inc.	90,982	7,231,249
MercadoLibre Inc.(a)(b)	14,732	12,546,803

		327,147,559

Security	Shares	Value

IT Services — 5.7%
Accenture PLC, Class A	229,573	$46,286,508
Automatic Data Processing Inc.	151,639	22,213,597
Cognizant Technology Solutions Corp., Class A	140,967	7,471,251
Fidelity National Information Services Inc.	121,379	16,851,047
Fiserv Inc.(a)	127,380	13,600,363
Global Payments Inc.	60,991	10,947,275
International Business Machines Corp.	312,427	39,022,132
Leidos Holdings Inc.	76,525	8,057,317
Mastercard Inc., Class A	247,459	74,457,938
Okta Inc.(a)(b)	45,716	8,941,135
PayPal Holdings Inc.(a)	308,373	47,800,899
Square Inc., Class A(a)	97,994	7,945,354
Twilio Inc., Class A(a)	47,797	9,444,687
VeriSign Inc.(a)	32,703	7,162,284
Visa Inc., Class A	465,651	90,913,701
Western Union Co. (The)	373,748	7,482,435

		418,597,923

Leisure Products — 0.1%
Hasbro Inc.	103,334	7,596,082

Life Sciences Tools & Services — 1.2%
Agilent Technologies Inc.(b)	182,421	16,078,587
Illumina Inc.(a)	33,126	12,026,394
IQVIA Holdings Inc.(a)	61,890	9,253,793
Mettler-Toledo International Inc.(a)	13,630	10,835,850
Thermo Fisher Scientific Inc.	96,812	33,805,782
Waters Corp.(a)	42,676	8,528,799

		90,529,205

Machinery — 1.5%
Caterpillar Inc.	174,303	20,939,019
Cummins Inc.	124,376	21,094,170
Deere & Co.	103,257	15,707,455
IDEX Corp.	46,399	7,394,609
Illinois Tool Works Inc.	89,464	15,428,961
Otis Worldwide Corp.	134,478	7,080,267
Parker-Hannifin Corp.	51,063	9,189,808
Xylem Inc./NY	242,898	16,113,853

		112,948,142

Media — 1.3%
Cable One Inc.	3,722	7,023,005
Charter Communications Inc., Class A(a)(b)	29,818	16,220,992
Comcast Corp., Class A	1,177,817	46,641,553
Discovery Inc., Class C, NVS(a)	363,026	7,111,679
Omnicom Group Inc.	133,875	7,335,011
ViacomCBS Inc., Class B, NVS	353,692	7,335,572

		91,667,812

Metals & Mining — 0.2%
Newmont Corp.	269,218	15,741,176

Multi-Utilities — 0.7%
Consolidated Edison Inc.	288,071	21,622,609
Public Service Enterprise Group Inc.	308,642	15,753,088
Sempra Energy	130,141	16,438,110

		53,813,807

Multiline Retail — 0.4%
Dollar General Corp.	52,540	10,061,936
Target Corp.	156,392	19,131,433

		29,193,369

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.5%
Cheniere Energy Inc.(a)	162,488	$7,206,343
Chevron Corp.	507,431	46,531,423
ConocoPhillips	473,369	19,966,704
EOG Resources Inc.	148,461	7,567,057
Exxon Mobil Corp.	1,082,860	49,237,644
Hess Corp.	189,596	9,000,122
Kinder Morgan Inc./DE	456,427	7,211,547
Marathon Oil Corp.	193,198	1,031,677
Marathon Petroleum Corp.	202,818	7,127,024
ONEOK Inc.	200,601	7,360,051
Phillips 66	126,347	9,887,916
Valero Energy Corp.	109,401	7,290,483
Williams Companies Inc. (The)	357,699	7,307,791

		186,725,782

Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	44,277	8,743,379

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	672,097	40,137,633
Eli Lilly & Co.	258,131	39,481,136
Johnson & Johnson	732,520	108,962,350
Merck & Co. Inc.	753,824	60,848,673
Pfizer Inc.	1,305,134	49,843,067
Zoetis Inc.	155,073	21,615,626

		320,888,485

Professional Services — 0.4%
IHS Markit Ltd.	227,525	15,803,886
Robert Half International Inc.	159,971	8,116,929
Verisk Analytics Inc.	43,950	7,589,286

		31,510,101

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)(b)	257,393	11,320,144

Road & Rail — 1.3%
AMERCO	23,794	7,673,565
CSX Corp.	263,030	18,827,687
Kansas City Southern	71,601	10,777,383
Norfolk Southern Corp.	97,843	17,444,429
Uber Technologies Inc.(a)(b)	277,162	10,066,524
Union Pacific Corp.	167,097	28,383,096

		93,172,684

Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices Inc.(a)(b)	306,211	16,474,152
Analog Devices Inc.	81,865	9,246,652
Applied Materials Inc.	373,429	20,979,241
Broadcom Inc.	94,081	27,402,973
Intel Corp.	1,220,068	76,778,879
Lam Research Corp.	46,113	12,619,745
Marvell Technology Group Ltd.(b)	256,976	8,382,557
Maxim Integrated Products Inc.	128,437	7,408,246
Micron Technology Inc.(a)	253,091	12,125,590
NVIDIA Corp.	179,884	63,862,418
QUALCOMM Inc.	272,183	22,014,161
Skyworks Solutions Inc.	61,719	7,316,170
Texas Instruments Inc.	337,745	40,103,841
Xilinx Inc.	85,957	7,903,746

		332,618,371

Software — 9.3%
Adobe Inc.(a)	150,353	58,126,470

Security	Shares	Value

Software (continued)
ANSYS Inc.(a)	26,472	$7,491,576
Autodesk Inc.(a)(b)	79,921	16,813,780
Cadence Design Systems Inc.(a)	115,161	10,513,048
Citrix Systems Inc.	51,335	7,603,740
Coupa Software Inc.(a)	32,653	7,428,884
DocuSign Inc.(a)	54,602	7,630,083
Fortinet Inc.(a)	47,966	6,676,867
Intuit Inc.	81,020	23,521,726
Microsoft Corp.	2,050,810	375,810,932
NortonLifeLock Inc.	347,220	7,909,672
Oracle Corp.	523,685	28,158,542
Paycom Software Inc.(a)	25,088	7,456,906
PTC Inc.(a)(b)	101,709	7,768,533
RingCentral Inc., Class A(a)	26,395	7,238,829
salesforce.com Inc.(a)	291,272	50,911,433
ServiceNow Inc.(a)(b)	53,807	20,873,350
Splunk Inc.(a)	54,659	10,157,829
VMware Inc., Class A(a)	50,347	7,867,726
Workday Inc., Class A(a)	50,265	9,220,109

		679,180,035

Specialty Retail — 2.5%
Best Buy Co. Inc.	154,070	12,031,326
Burlington Stores Inc.(a)	39,032	8,183,839
Home Depot Inc. (The)	340,168	84,524,945
Lowe’s Companies Inc.	224,951	29,322,363
O’Reilly Automotive Inc.(a)	16,952	7,073,052
Ross Stores Inc.	77,321	7,497,044
Tiffany & Co.	80,666	10,335,735
TJX Companies Inc. (The)	325,485	17,172,589
Tractor Supply Co.	64,495	7,869,680

		184,010,573

Technology Hardware, Storage & Peripherals — 5.4%
Apple Inc.	1,200,626	381,727,030
Hewlett Packard Enterprise Co.	955,904	9,281,828
HP Inc.	536,976	8,129,817

		399,138,675

Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica Inc.(a)	37,769	11,334,288
NIKE Inc., Class B	328,170	32,350,999
VF Corp.	165,521	9,285,728

		52,971,015

Trading Companies & Distributors — 0.2%
Fastenal Co.	209,633	8,649,458
WW Grainger Inc.	28,050	8,684,841

		17,334,299

Water Utilities — 0.3%
American Water Works Co. Inc.	99,010	12,574,270
Essential Utilities Inc.	174,098	7,618,528

		20,192,798

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	70,452	7,048,018

Total Common Stocks — 99.7% (Cost: $6,978,888,496)		7,311,881,664

4

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(c)(d)(e)	28,345,948	$28,388,466
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(c)(d)	10,878,000	10,878,000

		39,266,466

Total Short-Term Investments — 0.5% (Cost: $39,209,629)		39,266,466

Total Investments in Securities — 100.2% (Cost: $7,018,098,125)		7,351,148,130

Other Assets, Less Liabilities — (0.2)%		(15,894,551)

Net Assets — 100.0%		$7,335,253,579

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,160,849	27,185,099	(b)	—	28,345,948	$28,388,466	$108,490	(c)	$16,710		$56,728
BlackRock Cash Funds: Treasury, SL Agency Shares	775,000	10,103,000	(b)	—	10,878,000	10,878,000	36,359		—		—
BlackRock Inc.	3,162	76,399		(23,359)	56,202	29,710,625	187,975		278,479		3,720,284

						$68,977,091	$332,824		$295,189		$3,777,012

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	152	06/19/20	$23,119	$876,965

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI USA ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,311,881,664	$—	$—	$7,311,881,664
Money Market Funds	39,266,466	—	—	39,266,466

	$7,351,148,130	$—	$—	$7,351,148,130

Derivative financial instruments(a)
Assets
Futures Contracts	$876,965	$—	$—	$876,965

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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